Transactions	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Transactions

3.   Transactions

Reorganization and Recapitalization (the “Business Combination”)

On May 28, 2021, Wejo Group Limited, Virtuoso, Merger Sub, Wejo Bermuda and the Accounting Predecessor entered into a definitive agreement and plan of merger to effectuate the Business Combination, which was completed on November 18, 2021. In order to effectuate the Business Combination, Wejo Group Limited acquired all of the shares of the Accounting Predecessor on November 18, 2021. Immediately following the acquisition of the Accounting Predecessor’s shares, Wejo Group Limited merged with Virtuoso, which was effectuated through a merger between Merger Sub and Virtuoso. Merger Sub is a newly formed subsidiary of

Wejo Group Limited. Virtuoso survived the merger. The Accounting Predecessor and Virtuoso became indirect, wholly-owned subsidiaries of Wejo Group Limited following the Business Combination. Prior to the Business Combination, Wejo Group Limited had no material operations, assets or liabilities.

The Business Combination resulted in Wejo Group Limited becoming the parent company of the combined business following the consummation of the transaction with Virtuoso, a blank check company incorporated on August 25, 2020, as a Delaware corporation and for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses on November 18, 2021. The acquisition of the Accounting Predecessor was accounted for as a capital reorganization whereby Wejo Group Limited became the successor to Legacy Wejo. The capital reorganization by Wejo Group Limited of the Accounting Predecessor was considered a common control transaction and accounted for as a pooling of interests, whereby the historical values of the assets and liabilities of the Accounting Predecessor were the same before and after. The capital reorganization was immediately followed by the merger with Virtuoso. As Virtuoso was not recognized as a business under U.S. GAAP given it consisted primarily of cash held in a trust account, the Business Combination was treated as a recapitalization. Under this method of accounting, the ongoing financial statements of Wejo Group Limited reflect the net assets of the Accounting Predecessor and Virtuoso at historical cost, with no additional goodwill recognized.

The Accounting Predecessor was determined to be the accounting acquirer based on evaluation of the following facts and circumstances: (i) the Accounting Predecessor’s shareholder group has the largest portion of relative voting rights in Wejo Group Limited; (ii) the senior management team of the Accounting Predecessor are continuing to serve in such positions with substantially similar responsibilities and duties at Wejo Group Limited following consummation of the Business Combination; and (iii) the purpose and intent of the Business Combination was to create an operating public company, with management continuing to use the Wejo Neural Edge platform to grow the business.

In connection with the Business Combination, Wejo Group Limited, Wejo Limited, and Virtuoso entered into subscription agreements with certain investors (the “PIPE Investors”). Simultaneously with the consummation of the Business Combination, Wejo Group Limited issued to the PIPE Investors 12,850,000 shares of common stock at a price of $10.00 per share for aggregate gross proceeds of $128.5 million. offset by $5.8 million of issuance costs. The Company incurred costs of approximately $30.0 million related to the Business Combination, consisting primarily of advisory, banking, printing, legal, and accounting fees, of which $22.3 million were recorded to “Additional paid-in capital” as a reduction of these share issuance proceeds (collectively “Share issuances, net of proceeds”) with the remaining $7.7 million being recorded in general and administrative expenses.

Wejo Group Limited acquired all the Accounting Predecessor’s shares in exchange for consideration of 65,625,896 Common Shares, which was the “capital reorganization” step of the Business Combination.

The Virtuoso merger was completed by: (i) Wejo Bermuda issuing 6,600,000 preferred shares (the “Bermuda Preferred Shares”) in exchange for the Virtuoso’s Class C shares outstanding immediately prior to the Business Combination, which had been previously exchanged from private placement warrants held by Virtuoso Sponsor LLC; (ii) Wejo Group Limited issuing 15,474,309 common shares in exchange for Virtuoso’s shares outstanding immediately prior to the Business Combination; and (iii) Wejo Group Limited assuming Virtuoso’s warrants outstanding immediately prior to the Business Combination, consisting of 11,500,000 public warrants (the “Public Warrants”), which were modified to entitle the holder to acquire, on the same terms, Company common shares instead of Virtuoso common stock. This was the merger recapitalization step of the Business Combination.

Exchangeable right liability

The Bermuda Preferred Shares contain an exchangeable right which entitles the Virtuoso Founder to exchange its preferred shares of Wejo Bermuda for, at the option of Wejo Bermuda, cash or shares of Wejo Group Limited (the “Exchangeable Right”). The Exchangeable Right cannot be exercised until 12 months after the issuance thereof, which occurred in connection with the closing of the Business Combination on November 18, 2021. Thereafter, it can be exercised at any time up until the fifth year following the close of the Business Combination. The Bermuda Preferred Shares are exchangeable into cash or shares at Wejo Bermuda’s option. Upon the fifth year following the close of the Business Combination, the Exchangeable Right expires. The Exchangeable Right is accounted for as derivative liabilities under ASC 815-40 as they are freestanding instruments with provisions that preclude them from being indexed to the Company’s stock.

The Exchangeable Right was initially recorded at fair value on the closing date of the Business Combination (November 18, 2021) using a Black-Scholes model and was subsequently remeasured at the balance sheet date with the changes in fair value recognized within its respective line in the Consolidated Statements of Operations and Comprehensive Loss (See Note 16).

Public Warrants

The Public Warrants represent the right to purchase one share of the Company’s common stock at a price of $11.50 per share. The Public Warrants are accounted for as derivative liabilities under ASC 815-40 as they are freestanding instruments with provisions that preclude them from being indexed to the Company’s stock.

The Public Warrants were initially recorded at fair value on the closing date of the Business Combination (November 18, 2021) based on the public warrants listed trading price and are subsequently remeasured at the balance sheet date with the changes in fair value recognized within its respective line in the Consolidated Statements of Operations and Comprehensive Loss (See Note 15).

Earnout Shares

During the seven-year period following the closing of the Business Combination (the “Earnout Period”), Wejo Group Limited may issue up to 6,000,000 shares of common stock to the equity holders of the Accounting Predecessor (the “Earnout Shares”), comprised of four separate tranches of 1,500,000 shares of common stock each, issuable upon the occurrence of each Earnout Triggering Event (defined below). The issuance of these shares would dilute all common stock outstanding at that time. An “Earnout Triggering Event” means the date on which the closing volume weighted average price of one share of common stock quoted on the NASDAQ is greater than or equal to certain specified prices for any 20 trading days within any 30 consecutive trading day period within the Earnout Period.

The Earnout Shares were recognized at fair value upon the closing of the Business Combination and classified in shareholders’ equity. Because the Business Combination is accounted for as a reverse recapitalization, the issuance of the Earnout Shares was treated as a deemed dividend and since the Company does not have retained earnings, the issuance was recorded within additional-paid-in capital (“APIC”) and has a net nil impact on APIC.

Forward Purchase Agreement

On November 10, 2021, the Company entered into the Forward Purchase Agreement with each of Apollo A-N Credit Fund (Delaware), L.P., Apollo Atlas Master Fund, LLC, Apollo Credit Strategies Master Fund Ltd., Apollo PPF Credit Strategies, LLC and Apollo SPAC Fund I, L.P. (collectively, “Apollo”) for the purpose of purchasing up to $75.0 million of Virtuoso Class A common stock (the “VOSO Shares”), prior to the Business Combination and Wejo Group Limited shares post-Business Combination, from holders of VOSO Shares, including holders who have redeemed VOSO Shares or indicated an interest in redeeming VOSO Shares. Apollo purchased $75.0 million of common stock of Virtuoso under this Forward Purchase Agreement. On November 19, 2021, Apollo was paid $75.0 million from the funds received from Virtuoso in the Business Combination that were related to the shares acquired by Apollo under the Forward Purchase Agreement (“FPA Shares”). Apollo has the right to sell FPA Shares at any price and must pay the Company $10 per share sold. When FPA Shares are sold by Apollo at $10 and above, $10 of the proceeds from the sale of such shares will be remitted to the Company within two business days and Apollo may retain any excess proceeds from such sale. The Company has the right, at points in May and November of 2022, to direct Apollo to sell up to 25% and 50% cumulatively of the FPA Shares at any price. The amount paid in such early settlement to the Company is equal to the lesser of (i) the number of such Excess Shares sold in the early settlement multiplied by $10 per share and (ii) the net sale proceeds received by such seller for such Excess Shares sold in the early settlement. Proceeds from such transaction will be remitted to the Company within two business days, per the terms noted above. Unsold shares as of November 18, 2023 will be returned to the Company, and any obligations of Apollo to the Company would cease at that time.